Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Summary of useful life for property, plant and equipment	Property, Plant and Equipment

2024	Computers & Equipment £’000	Fixtures & Fittings £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2023	£25,663	£24,591	£859	£51,113
Additions	2,565	1,541	727	4,833
On acquisition of subsidiaries	594	305	—	899
Disposals	(4,681)	(1,644)	—	(6,325)
Transfers	—	857	(857)	—
Effect of foreign exchange translations	(281)	(229)	—	(510)
At 30 June 2024	£23,860	£25,421	£729	£50,010

Depreciation
At 1 July 2023	£15,223	£9,950	£—	£25,173
Charge for the year	5,898	4,414	—	10,312
Disposals	(4,538)	(1,228)	—	(5,766)
Effect of foreign exchange translations	(216)	(131)	—	(347)
At 30 June 2024	£16,367	£13,005	£—	£29,372
Net book value
At 30 June 2024	£7,493	£12,416	£729	£20,638

2023	Computers & Equipment £’000	Fixtures & Fittings £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2022	£27,572	£17,031	£1,782	£46,385
Additions	4,762	8,050	857	13,669
On acquisition of subsidiaries	324	110	—	434
Inflation adjustment	195	—	—	195
Disposals	(6,397)	(1,789)	—	(8,186)
Transfers	—	1,780	(1,780)	—
Effect of foreign exchange translations	(793)	(591)	—	(1,384)
At 30 June 2023	£25,663	£24,591	£859	£51,113

Depreciation
At 1 July 2022	£16,255	£8,870	£—	£25,125
Charge for the year	5,700	3,030	—	8,730
Disposals	(6,344)	(1,699)	—	(8,043)
Effect of foreign exchange translations	(388)	(251)	—	(639)
At 30 June 2023	£15,223	£9,950	£—	£25,173
Net book value
At 30 June 2023	£10,440	£14,641	£859	£25,940